Equipment (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Property And Equipment 1		$ 1,962
Property And Equipment 2		879
Equipment 1	412
Equipment 2	559
Equipment 3	532
Equipment 4	$ 856